UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06500

Name of Fund:  BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 123.4%
Corporate — 3.3%
City of New York New York Industrial Development Agency, Refunding RB, AMT:
Terminal One Group Association Project, 5.50%, 1/01/24 (a)	$1,500	$1,512,164
Transportation Infrastructure Properties LLC, Series A, 5.00%, 7/01/28	930	996,514
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	4,000	4,011,240
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	6,000	7,096,020
State of New York Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	4,750	4,796,170

		18,412,108
County/City/Special District/School District — 29.1%
City of New York New York, GO, Fiscal 2014, Sub-Series D-1, 5.00%, 8/01/31	1,300	1,510,808
City of New York New York, GO, Refunding:
Fiscal 2012, Series I, 5.00%, 8/01/32	490	557,502
Fiscal 2014, Series E, 5.00%, 8/01/32	2,040	2,355,343
Series E, 5.50%, 8/01/25	6,230	7,738,844
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	1,950	2,234,661
Sub-Series A-1, 5.00%, 8/01/33	2,100	2,416,722
Sub-Series D-1, 5.00%, 10/01/33	8,350	9,631,558
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	14,000	14,025,060

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	$6,000	$6,761,820
4.00%, 11/15/45	1,430	1,452,422
5.00%, 11/15/45	11,995	13,442,437
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	6,865	7,875,391
5.00%, 7/01/33	1,675	1,876,117
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (b)	5,000	1,843,350
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/43 (b)	4,330	1,316,623
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	1,000	1,138,640
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	6,400	6,588,096
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,750	1,796,778
Yankee Stadium Project (NPFGC), 5.00%, 3/01/36	2,250	2,316,218
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	9,650	9,851,299
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Sub-Series A-1, 5.00%, 11/01/38	1,000	1,125,450
Sub-Series B-1, 5.00%, 11/01/35	2,510	2,862,053
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,921,631
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	1,470	1,728,808

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	$1,040	$1,146,527
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A:
5.25%, 5/01/31	2,305	2,673,984
5.25%, 5/01/32	1,000	1,158,390
County of Erie New York Industrial Development Agency, Refunding RB:
5.00%, 5/01/29	4,060	4,873,786
City School District of Buffalo Project, 5.00%, 5/01/28	1,000	1,209,870
Hudson Yards Infrastructure Corp., RB:
Series A (AGC), 5.00%, 2/15/47	550	574,651
Series A (AGC), 5.00%, 2/15/47	4,300	4,492,726
Series A (AGM), 5.00%, 2/15/47	4,580	4,785,276
Series A (NPFGC), 4.50%, 2/15/47	14,175	14,690,261
Series A (NPFGC), 5.00%, 2/15/47	4,665	4,864,289
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	2,570	2,918,929
4 World Trade Center Project, 5.00%, 11/15/44	2,000	2,220,680
4 World Trade Center Project, 5.75%, 11/15/51	3,000	3,454,530
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,090	1,179,762
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	4,725	5,203,217
Syracuse New York Industrial Development Agency, RB, PILOT, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	3,400	3,443,520

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Town of North Hempstead New York, GO, Refunding, Series B (NPFGC), 6.40%, 4/01/17	$555	$600,221

		163,858,250
Education — 23.3%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/31	250	280,205
5.00%, 12/01/32	100	111,999
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	2,000	2,107,760
Build New York City Resource Corp., Refunding RB, Series A, 5.00%, 6/01/43	525	582,540
City of New York Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A, 4.00%, 12/01/34	110	111,084
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A, 5.00%, 7/01/37	2,265	2,586,177
American Museum of Natural History, Series A, 5.00%, 7/01/41	825	931,953
Carnegie Hall, Series A, 4.75%, 12/01/39	3,550	3,883,700
Carnegie Hall, Series A, 5.00%, 12/01/39	2,150	2,409,225
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	1,000	1,100,280
Wildlife Conservation Society, Series A, 5.00%, 8/01/42	750	833,843
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	5,740	6,401,765

2	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Madison New York Capital Resource Corp., RB, Colgate University Project, Series B:
5.00%, 7/01/40	$815	$925,253
5.00%, 7/01/43	2,940	3,314,409
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series B, 4.50%, 7/01/35	3,885	4,142,109
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A:
5.00%, 7/01/38	1,440	1,608,754
4.00%, 7/01/39	920	942,982
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/30	1,190	1,373,557
5.00%, 12/01/36	1,150	1,312,736
County of Rensselaer New York Industrial Development Agency, RB, Polytechnic Institute, Series B (AMBAC), 5.50%, 8/01/22	1,255	1,260,484
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	500	554,785
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	557,645
5.25%, 7/01/36	860	943,343
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	675	771,478
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	2,075	2,422,023
Fordham University, Series A, 5.00%, 7/01/28	325	372,320
Fordham University, Series A, 5.50%, 7/01/36	1,550	1,834,347
General Purpose, Series A, 5.00%, 2/15/36	5,500	6,223,085

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB (continued):
New York University Mount Sinai School of Medicine, 5.13%, 7/01/19 (c)	$665	$761,771
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	4,580	5,967,511
New York University, Series B, 5.00%, 7/01/34	1,000	1,118,990
New York University, Series B, 5.00%, 7/01/37	600	675,888
New York University, Series B, 5.00%, 7/01/42	3,240	3,635,183
New York University, Series C, 5.00%, 7/01/18 (c)	2,000	2,215,780
Series C, 5.00%, 12/15/16 (c)	3,000	3,155,520
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	800	907,432
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	2,035	2,303,416
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,500	1,694,970
The New School (AGM), 5.50%, 7/01/43	4,050	4,642,839
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	1,000	1,165,370
Barnard College, Series A, 5.00%, 7/01/34	1,150	1,313,737
Barnard College, Series A, 4.00%, 7/01/36	765	792,938
Barnard College, Series A, 4.00%, 7/01/37	400	411,632
Barnard College, Series A, 5.00%, 7/01/43	2,500	2,805,250
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,136,680
Fordham University, 5.00%, 7/01/44	2,130	2,368,730
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	1,600	1,770,448

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
Icahn School of Medicine at Mount Sinai, Series A, 4.00%, 7/01/40	$2,250	$2,276,932
New York University Mount Sinai School of Medicine (NPFGC), 5.00%, 7/01/17 (c)	6,100	6,535,601
New York University, Series A, 5.00%, 7/01/31	3,955	4,519,616
New York University, Series A, 5.00%, 7/01/37	4,775	5,378,942
Rochester Institute of Technology, 4.00%, 7/01/32	2,355	2,435,753
Rochester Institute of Technology, 5.00%, 7/01/38	500	551,435
Rochester Institute of Technology, 5.00%, 7/01/42	750	823,853
St. John’s University, Series A, 5.00%, 7/01/37	2,680	3,002,565
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	4,195	4,960,084
State University Dormitory Facilities, Series A, 5.25%, 7/01/31	8,735	10,255,152
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	1,490	1,671,735

		131,155,594
Health — 9.6%
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	2,200	2,423,366
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC):
5.50%, 4/01/34	490	556,424
5.50%, 4/01/30	250	286,003

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A:
5.00%, 12/01/32	$830	$915,722
5.00%, 12/01/37	350	382,456
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	5,650	6,587,504
County of Suffolk New York Economic Development Corp., RB, Catholic Health Services, Series C, 5.00%, 7/01/32	625	690,125
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,790	1,922,371
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	2,000	2,228,800
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	6,500	6,917,040
Montefiore Hospital (NPFGC) (FHA), 5.00%, 8/01/33	1,500	1,505,445
New York University Hospitals Center, Series A, 5.75%, 7/01/31	3,450	3,954,252
New York University Hospitals Center, Series A, 6.00%, 7/01/40	1,100	1,255,089
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/19 (c)	2,075	2,399,281
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 5/01/39	1,000	1,036,210
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	800	828,968
State of New York Dormitory Authority, Refunding RB, Series A:
New York University Hospitals Center, 5.00%, 7/01/17 (c)	1,500	1,609,980

4	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, Refunding RB, Series A (continued):
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	$4,000	$4,388,120
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	3,525	3,964,497
North Shore-Long Island Jewish Obligated Group, 5.25%, 5/01/34	9,220	10,205,987

		54,057,640
Housing — 3.4%
City of New York New York Housing Development Corp., RB, M/F Housing, AMT:
Series A-1-A, 5.00%, 11/01/30	750	766,973
Series A-1-A, 5.45%, 11/01/46	1,335	1,354,398
Series C, 5.00%, 11/01/26	1,500	1,500,405
Series C, 5.05%, 11/01/36	2,000	2,000,540
Series H-1, 4.70%, 11/01/40	1,340	1,365,835
Series H-2-A, 5.20%, 11/01/35	840	857,119
Series H-2-A, 5.35%, 5/01/41	600	616,146
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	1,230	1,302,730
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, AMT (AGC), 5.25%, 4/01/37	2,445	2,452,848
County of Monroe New York Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA):
6.13%, 2/01/20	440	441,478
6.25%, 2/01/31	1,125	1,127,306
State of New York HFA, RB, St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,500	1,507,695

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (continued)
State of New York Mortgage Agency, Refunding RB, S/F Housing, 143rd Series, AMT:
4.85%, 10/01/27	$1,100	$1,103,267
(NPFGC), 4.85%, 10/01/27	2,485	2,492,381

		18,889,121
State — 15.8%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,700	1,741,939
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	6,000	6,658,260
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	5,500	6,231,665
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,500	1,699,545
Fiscal 2015, Series S-1, 5.00%, 7/15/43	3,570	3,985,262
Series S-2 (AGM) (NPFGC), 5.00%, 1/15/37	5,000	5,224,900
Series S-2 (NPFGC), 4.25%, 1/15/34	4,025	4,154,162
City of New York New York Transitional Finance Authority, RB, Series S-1, 5.00%, 7/15/37	2,000	2,264,600
Metropolitan Transportation Authority, RB, Dedicated Tax Fund, Series A (NPFGC), 5.00%, 11/15/31	3,905	4,075,649
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/34	1,500	1,700,010
Sub-Series B-1, 5.00%, 11/15/31	3,465	4,026,711
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	11,835	12,874,941
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	1,000	1,118,310
General Purpose, Series B, 5.00%, 3/15/42	7,500	8,322,900
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	1,750	1,940,890

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2015	5

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
State of New York Dormitory Authority, RB (continued):
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	$4,050	$4,326,332
State Personal Income Tax, Series A, 5.00%, 2/15/43	1,000	1,118,950
State Supported Debt, Series A, 5.00%, 3/15/44	5,550	6,274,275
State of New York Dormitory Authority, Refunding RB:
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/17 (c)	550	594,732
Series E, 5.25%, 3/15/33	1,000	1,193,870
State of New York Thruway Authority, RB:
2nd General Highway & Bridge Trust, Series A (AMBAC), 5.00%, 4/01/16 (c)	4,380	4,467,512
2nd General Highway & Bridge Trust, Series B, 5.00%, 4/01/27	1,500	1,609,770
Transportation, Series A, 5.00%, 3/15/32	1,130	1,300,268
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/32	2,000	2,301,360

		89,206,813
Tobacco — 1.1%
Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	2,190	2,111,642
Niagara Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 5/15/34	1,650	1,849,930
5.25%, 5/15/40	2,250	2,489,490

		6,451,062
Transportation — 21.7%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,158,440
Series A, 5.00%, 11/15/30	1,000	1,155,240
Series A-1, 5.25%, 11/15/33	2,565	3,020,724
Series A-1, 5.25%, 11/15/34	2,840	3,333,422

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Metropolitan Transportation Authority, RB (continued):
Series C, 6.50%, 11/15/28	$3,200	$3,733,312
Series D, 5.25%, 11/15/41	3,450	4,002,172
Series E, 5.00%, 11/15/38	7,785	8,771,515
Series E, 5.00%, 11/15/43	4,000	4,461,840
Series H, 5.00%, 11/15/25	1,000	1,191,430
Series H, 5.00%, 11/15/31	1,690	1,945,106
Sub-Series B, 5.00%, 11/15/25	3,250	3,891,225
Metropolitan Transportation Authority, Refunding RB, Series D, 5.25%, 11/15/29	1,000	1,156,690
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	3,500	4,013,380
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	1,560	1,676,969
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,845,950
Consolidated, 169th Series, 5.00%, 10/15/41	1,000	1,084,500
Consolidated, 183rd Series, 4.00%, 6/15/44	4,500	4,645,800
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	8,160	8,199,821
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	1,140	1,267,976
179th Series, 5.00%, 12/01/38	1,390	1,594,705
Consolidated, 146th Series, AMT (AGM), 4.50%, 12/01/34	6,090	6,216,307
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	2,250	2,308,658
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	735	735,875
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	821,970

6	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, Refunding RB:
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	$1,000	$1,102,350
Consolidated, 189th Series, 5.00%, 5/01/45	2,875	3,245,875
Series G (AGM), 5.75%, 12/01/25	3,500	3,510,290
State of New York Thruway Authority, Refunding RB:
5.00%, 1/01/29	2,225	2,594,862
5.00%, 1/01/31	1,500	1,725,900
General, Series I, 5.00%, 1/01/37	4,750	5,329,547
General, Series I, 5.00%, 1/01/42	3,250	3,619,297
General, Series K, 5.00%, 1/01/32	2,000	2,289,160
Series J, 5.00%, 1/01/41	6,275	6,961,987
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32 (b)	9,000	4,911,210
General, Series A, 5.00%, 11/15/38	1,000	1,132,190
General, Series A, 5.25%, 11/15/45	1,460	1,701,805
General, Series A, 5.00%, 11/15/50	4,500	5,016,420
Series C, 5.00%, 11/15/38	2,000	2,209,020
Sub-Series A, 5.00%, 11/15/28	2,500	2,931,600
Sub-Series A, 5.00%, 11/15/29	875	1,017,966

		122,532,506
Utilities — 16.1%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Series B, 5.00%, 6/15/36	2,000	2,053,980
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2010, Series FF, 5.00%, 6/15/31	1,500	1,710,825

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution (continued):
Fiscal 2011, Series BB, 5.00%, 6/15/31	$1,000	$1,140,550
Fiscal 2011, Series GG, 5.00%, 6/15/43	1,000	1,128,240
Fiscal 2015, Series HH, 5.00%, 6/15/39	3,000	3,404,280
Series DD, 5.00%, 6/15/32	6,750	7,399,958
Long Island Power Authority, RB, General, Series A (AGM), 5.00%, 5/01/36	3,775	4,161,409
Long Island Power Authority, Refunding RB:
Electric Systems, Series A (AGC), 5.75%, 4/01/39	1,015	1,154,715
General, Electric Systems, Series A, 5.00%, 9/01/44	1,875	2,072,081
General, Electric Systems, Series A (AGC), 6.00%, 5/01/19 (c)	1,500	1,760,190
General, Electric Systems, Series B (AGM), 5.00%, 6/01/16 (c)	4,000	4,110,280
Series A, 5.00%, 9/01/34	1,000	1,125,250
State of New York Environmental Facilities Corp., RB:
5.00%, 3/15/45	5,145	5,867,410
Series B, Revolving Funds, Green Bonds, 5.00%, 9/15/40	1,195	1,374,262
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/33	1,040	1,139,850
Series A, 5.00%, 6/15/40	4,275	4,930,956
Series A, 5.00%, 6/15/45	18,920	21,637,101
Series B, Revolving Funds, New York City Municipal Water, 5.00%, 6/15/36	2,100	2,408,994
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	4,920	5,485,898

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2015	7

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
Utility Debt Securitization Authority, RB, Restructuring Restructuring, Refunding Bonds, 3.00%, 12/15/32	$4,270	$4,201,637
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	9,960	11,348,026
Western Nassau County Water Authority, RB, Series A, 5.00%, 4/01/40	1,185	1,325,541

		90,941,433
Total Municipal Bonds in New York		695,504,527

U.S. Virgin Islands — 1.3%
State — 1.3%
Virgin Islands Public Finance Authority, Refunding RB, Series C, 5.00%, 10/01/39	7,150	7,593,515
Puerto Rico — 0.9%
Housing — 0.9%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	4,580	4,943,331
Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/37	1,380	1,551,479
Total Municipal Bonds — 125.9%		709,592,852

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
New York — 32.6%
County/City/Special District/School District — 5.4%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/27	1,064	1,202,147
City of New York New York, GO:
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (e)	14,400	16,429,104
Sub-Series I-1, 5.00%, 3/01/36	3,500	3,957,625

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	$4,125	$4,608,739
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	3,645	4,174,181

		30,371,796
Education — 5.0%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	1,981	2,286,006
State of New York Dormitory Authority, New York University, Series A, LRB, State University Dormitory Facilities:
5.25%, 7/01/29	6,000	6,718,140
5.00%, 7/01/35	5,198	5,893,007
State of New York Dormitory Authority, RB (c):
5.00%, 7/01/18	6,498	7,199,432
(AMBAC), 5.00%, 7/01/17	5,707	6,115,002

		28,211,587
State — 6.8%
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (e)	9,739	11,077,468
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	7,995	9,484,389
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	7,850	9,013,684
State of New York Dormitory Authority, RB, Series C:
General Purpose, 5.00%, 3/15/41	1,650	1,877,139
Mental Health Services Facilities, AMT (AGM), 5.40%, 2/15/33	6,297	6,929,630

		38,382,310
Transportation — 10.0%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	17,999	20,639,736

8	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT:
5.00%, 10/15/25	$7,990	$9,224,778
5.00%, 10/15/26	6,000	6,878,040
Port Authority of New York & New Jersey, Refunding RB, 194th Series, 5.25%, 10/15/55	3,900	4,448,496
State of New York Thruway Authority, Refunding RB:
General, Series H (AGM), 5.00%, 1/01/37	10,000	10,762,000
Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	3,940	4,586,790

		56,539,840
Utilities — 5.4%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	4,094	4,575,215
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	9,900	11,406,879
Fiscal 2012, Series BB, 5.00%, 6/15/44	3,991	4,523,252
Series FF-2, 5.50%, 6/15/40	2,760	3,142,572

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, 5.00%, 12/15/41	$5,998	$6,834,090

		30,482,008
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.6%		183,987,541
Total Long-Term Investments (Cost — $834,414,698) — 158.5%		893,580,393

Short-Term Securities
BIF New York Municipal Money Fund, 0.00% (f)(g)	2,685,351	2,685,351
Total Short-Term Securities (Cost — $2,685,351) — 0.5%		2,685,351
Total Investments (Cost — $837,100,049) — 159.0%		896,265,744
Other Assets Less Liabilities — 1.9%		10,788,468
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.0)%		(95,735,562)
VRDP Shares, at Liquidation Value — (43.9)%		(247,700,000)

Net Assets Applicable to Common Shares — 100.0%		$563,618,650

*	As of October 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$742,383,140

Gross unrealized appreciation	$59,849,870
Gross unrealized depreciation	(1,679,794)

Net unrealized appreciation	$58,170,076

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of period end.

(b)	Zero-coupon bond.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(e)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement(s), which expire from February 15, 2017 to February 15, 2019 is $12,778,278.

(f)	Represents the current yield as of period end.

(g)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2015	9

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
BIF New York Municipal Money Fund	19,904,130	(17,218,779)	2,685,351	$1

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	CAB	Capital Appreciation Bonds	M/F	Multi-Family
AGM	Assured Guaranty Municipal Corp.	ERB	Education Revenue Bonds	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	PILOT	Payment in Lieu of Taxes
AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds	RB	Revenue Bonds
ARB	Airport Revenue Bonds	HFA	Housing Finance Agency	S/F	Single-Family
BARB	Building Aid Revenue Bonds	IDRB	Industrial Development Revenue Bonds	SONYMA	State of New York Mortgage Agency
BHAC	Berkshire Hathaway Assurance Corp.	LRB	Lease Revenue Bonds	Syncora	Syncora Guarantee
BOCES	Board of Cooperative Educational Services

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(30)	5-Year U.S. Treasury Note	December 2015	$3,593,203	$42,855
(55)	10-Year U.S. Treasury Note	December 2015	$7,022,813	110,867
(25)	Long U.S. Treasury Bond	December 2015	$3,910,937	85,775
(6)	U.S. Ultra Bond	December 2015	$ 958,500	20,961
Total				$260,458

10	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Funds’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’ policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$893,580,393	—	$893,580,393
Short-Term Investments	$2,685,351	—	—	2,685,351

Total	$2,685,351	$893,580,393	—	$896,265,744

[1] See above Schedule of Investments for values in each state and political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Interest rate contracts	$260,458	—	—	$260,458
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2015	11

Schedule of Investments (concluded)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$211,350	—	—	$211,350
Liabilities:
TOB Trust Certificates	—	$(95,712,528)	—	(95,712,528)
VRDP Shares	—	(247,700,000)	—	(247,700,000)

Total	$211,350	$(343,412,528)	—	$(343,201,178)

During the period ended October 31, 2015, there were no transfers between levels.

12	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2015

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New York Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield New York Quality Fund, Inc.

Date:	December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield New York Quality Fund, Inc.

Date:	December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield New York Quality Fund, Inc.

Date:	December 22, 2015